Other disclosures - Exposure to Europe's peripheral countries (Details) - Sovereign Risk - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Instruments
Off-balance-sheet government debt securities	€ 14,926	€ 14,517
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,526	6,299
Spain
Debt Instruments
Risk exposure	25,217	35,366
Off-balance-sheet government debt securities	13,132	12,756
Off-balance-sheet other than derivatives contingent liabilities and commitments	3,996	5,808
PORTUGAL
Debt Instruments
Risk exposure	8,649	8,689
Off-balance-sheet government debt securities	1,300	1,306
Off-balance-sheet other than derivatives contingent liabilities and commitments	242	224
ITALY
Debt Instruments
Risk exposure	2,422	2,735
Off-balance-sheet government debt securities	482	453
Off-balance-sheet other than derivatives contingent liabilities and commitments	288	267
IRELAND
Debt Instruments
Risk exposure	0	0
Off-balance-sheet government debt securities	12	2
Debt instruments asset | Spain
Debt Instruments
Risk exposure effect of short positions	(3,659)	(3,886)
Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure effect of short positions	(485)	(777)
Debt instruments asset | ITALY
Debt Instruments
Risk exposure effect of short positions	(192)	(452)
Debt instruments asset | IRELAND
Debt Instruments
Risk exposure effect of short positions	0	0
Loans and advances - Customers
Debt Instruments
Valuation adjustment	16	17
Loans and advances - Customers | Spain
Debt Instruments
Risk exposure	10,374	9,993
Loans and advances - Customers | PORTUGAL
Debt Instruments
Risk exposure	4,078	3,408
Loans and advances - Customers | ITALY
Debt Instruments
Risk exposure	19	19
Loans and advances - Customers | IRELAND
Debt Instruments
Risk exposure	0	0
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | Spain
Debt Instruments
Risk exposure - long positions	7,180	9,090
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure - long positions	224	31
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | ITALY
Debt Instruments
Risk exposure - long positions	220	1,095
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure - long positions	0	0
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | Spain
Debt Instruments
Risk exposure	10,328	19,961
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	4,184	5,450
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	920	1,631
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Spain
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	0	0
Financial assets at amortised cost, category | Debt instruments asset | Spain
Debt Instruments
Risk exposure	994	208
Financial assets at amortised cost, category | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	648	577
Financial assets at amortised cost, category | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	1,455	442
Financial assets at amortised cost, category | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Other Than Credit Default Swaps | Spain
Debt Instruments
Risk exposure	565	474
Hedging derivatives, category | Other Than Credit Default Swaps | PORTUGAL
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY
Debt Instruments
Risk exposure	1	5
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND
Debt Instruments
Risk exposure	(11)	0
Hedging derivatives, category | Credit default swap | Spain
Debt Instruments
Risk exposure effect of short positions	0	0
Hedging derivatives, category | Credit default swap | PORTUGAL
Debt Instruments
Risk exposure effect of short positions	0	0
Hedging derivatives, category | Credit default swap | ITALY
Debt Instruments
Risk exposure effect of short positions	(1)	(5)
Hedging derivatives, category | Credit default swap | IRELAND
Debt Instruments
Risk exposure effect of short positions	€ 0	€ 0